Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 29, 2013	Sep. 30, 2012	Dec. 30, 2012	Jan. 01, 2012	Jan. 02, 2011
Income Statement [Abstract]
Net sales	$ 1,829,675	$ 1,315,882	$ 1,794,823	$ 1,105,879	$ 516,816
Cost of sales, buying and occupancy	1,278,623	921,955	1,264,514	794,905	366,947
Gross profit	551,052	393,927	530,309	310,974	149,869
Direct store expenses	367,064	268,279	368,323	238,245	114,463
Selling, general and administrative expenses	60,259	64,846	86,364	58,528	23,277
Amortization of Henry's trade names and capitalized software				32,202	867
Store pre-opening costs	5,254	2,070	2,782	1,338	2,341
Store closure and exit costs	1,670	3,552	2,155	6,382	354
Income (loss) from operations	116,805	55,180	70,685	(25,721)	8,567
Interest expense	(30,346)	(25,414)	(35,488)	(19,813)	(681)
Other income	447	201	562	358	295
Loss on extinguishment of debt	(17,682)	(992)	(992)
Income (loss) before income taxes	69,224	28,975	34,767	(45,176)	8,181
Income tax (provision) benefit	(27,178)	(12,816)	(15,267)	17,731	(3,320)
Net income (loss)	$ 42,046	$ 16,159	$ 19,500	$ (27,445)	$ 4,861
Net income (loss) per share:
Basic	$ 0.32	$ 0.14	$ 0.16	$ (0.28)	$ 0.08
Diluted	$ 0.31	$ 0.14	$ 0.16	$ (0.28)	$ 0.08
Weighted average shares outstanding:
Basic	130,538	116,791	119,427	96,954	64,350
Diluted	134,529	118,441	121,781	96,954	64,350
Pro forma net income per share (unaudited):
Basic	$ 0.29		$ 0.14
Diluted	$ 0.28		$ 0.14
Pro forma weighted average shares outstanding (unaudited):
Basic	144,457		134,749
Diluted	148,941		136,597